Receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Receivables [Abstract]
Schedule Of Accounts And Other Receivables [Table Text Block]

Accounts and other receivables consisted of the following:

(amounts in thousands)	June 30, 2014	December 31, 2013
	(Unaudited)
Trade accounts	$906	$922
Other	103	453
	1,009	1,375
Less: allowance for doubtful accounts	—	—
Net	$1,009	$1,375

Accounts and other receivables consisted of the following:

	December 31,
(amounts in thousands)	2013	2012
Trade accounts	$922	$1,856
Other	453	112
	1,375	1,968
Less: allowance for doubtful accounts	—	(15)
Net	$1,375	$1,953